Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2022
Accounts Receivable
Schedule of accounts and other receivables

	June 30	December 31
	2022	2021
Trade accounts receivable	$538,988	$29,457
Sales taxes receivable	38,667	212,900
Other receivables	149,210	—
	$726,865	$242,357